PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.0%
Corporate Bonds 22.6%
Argentina 0.4%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$ 141,588
Azerbaijan 0.7%
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30	200	247,745
Brazil 1.4%
Petrobras Global Finance BV,
Gtd. Notes	5.999	01/27/28	95	110,780
Gtd. Notes	6.900	03/19/49	140	170,823
Gtd. Notes	7.375	01/17/27	18	22,368
Gtd. Notes	8.750	05/23/26	87	113,788
Gtd. Notes, 144A	5.093	01/15/30	67	73,535
				491,294
Chile 0.7%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	238,614
China 2.5%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.875	03/14/25	240	264,826
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	8.000	01/27/24	200	217,154
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300	11/12/40	130	186,728
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49	200	219,882
				888,590
India 0.6%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	200	203,757
Indonesia 2.7%
Indonesia Asahan Aluminium Persero PT, Sr. Unsec’d. Notes	6.530	11/15/28	200	245,715

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Indonesia (cont’d.)
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875%	10/01/24	200	$ 217,737
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000	05/03/42	200	246,798
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24	250	253,664
				963,914
Kazakhstan 0.7%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	5.375	04/24/30	200	237,494
Malaysia 0.9%
Petroliam Nasional Bhd, Sr. Unsec’d. Notes	7.625	10/15/26	250	332,118
Mexico 5.9%
Mexico City Airport Trust, Sr. Sec’d. Notes	4.250	10/31/26	200	215,833
Nemak SAB de CV, Sr. Unsec’d. Notes	4.750	01/23/25	200	206,905
Orbia Advance Corp. SAB de CV, Gtd. Notes	5.500	01/15/48	200	217,619
Petroleos Mexicanos,
Gtd. Notes	6.350	02/12/48	50	49,517
Gtd. Notes	6.500	03/13/27	275	297,932
Gtd. Notes	6.500	01/23/29	65	69,355
Gtd. Notes	6.500	06/02/41	435	442,272
Gtd. Notes, 144A	5.950	01/28/31	75	76,126
Gtd. Notes, 144A	6.490	01/23/27	20	21,723
Gtd. Notes, 144A	6.840	01/23/30	143	154,949
Gtd. Notes, 144A	7.690	01/23/50	75	82,334
Gtd. Notes, MTN	6.875	08/04/26	210	236,718
				2,071,283
Russia 1.5%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37	100	144,271
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34	255	392,167
				536,438

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Saudi Arabia 0.6%
Saudi Arabian Oil Co., Sr. Unsec’d. Notes, EMTN	4.250%	04/16/39		200	$ 221,711
South Africa 1.8%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes	7.125	02/11/25		200	203,084
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		200	202,466
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		200	215,397
					620,947
Trinidad & Tobago 0.3%
Trinidad Petroleum Holdings Ltd., Sr. Sec’d. Notes, 144A	9.750	06/15/26		91	103,873
Tunisia 0.8%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	140	154,168
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	100	114,792
					268,960
Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	100	121,396
United States 0.6%
JBS Investments II GmbH, Gtd. Notes, 144A	5.750	01/15/28		200	211,327
Venezuela 0.2%
Petroleos de Venezuela SA,
First Lien	8.500	10/27/20		205	35,362
Sr. Unsec’d. Notes	5.375	04/12/27(d)		205	16,400
Sr. Unsec’d. Notes	6.000	05/16/24(d)		45	3,600
Sr. Unsec’d. Notes	6.000	11/15/26(d)		65	5,200
					60,562

Total Corporate Bonds (cost $7,759,360)					7,961,611

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 73.4%
Angola 1.9%
Angolan Government International Bond,
Sr. Unsec’d. Notes	9.500%	11/12/25		400	$ 465,605
Sr. Unsec’d. Notes, 144A	9.375	05/08/48		200	217,044
					682,649
Argentina 2.6%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.375	01/15/23	EUR	200	99,333
Sr. Unsec’d. Notes	3.380(cc)	12/31/38	EUR	70	32,051
Sr. Unsec’d. Notes	3.750(cc)	12/31/38		110	46,316
Sr. Unsec’d. Notes	4.625	01/11/23		40	18,550
Sr. Unsec’d. Notes	5.625	01/26/22		80	39,513
Sr. Unsec’d. Notes	6.875	04/22/21		150	79,941
Sr. Unsec’d. Notes	6.875	01/11/48		30	12,699
Sr. Unsec’d. Notes	7.500	04/22/26		240	110,005
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	138	81,329
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	179	105,050
Sr. Unsec’d. Notes	8.280	12/31/33		210	116,758
Sr. Unsec’d. Notes	8.280	12/31/33		42	23,036
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	42,272
Sr. Unsec’d. Notes, 144A	9.125	03/16/24		245	94,609
					901,462
Bahrain 2.7%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		200	232,837
Sr. Unsec’d. Notes	7.000	01/26/26		400	467,980
Sr. Unsec’d. Notes	7.500	09/20/47		200	244,895
					945,712
Belarus 0.6%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23		200	215,791
Brazil 2.5%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		257	276,295
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.625	01/07/41		120	139,701

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazilian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.125%	01/20/37		120	$ 158,690
Sr. Unsec’d. Notes	8.250	01/20/34		205	291,357
					866,043
Colombia 1.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125	01/18/41		135	182,257
Sr. Unsec’d. Notes	7.375	09/18/37		275	405,407
					587,664
Congo (Republic) 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		80	70,412
Costa Rica 1.2%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25		200	201,970
Sr. Unsec’d. Notes	7.158	03/12/45		200	214,756
					416,726
Dominican Republic 2.4%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		305	327,530
Sr. Unsec’d. Notes	7.450	04/30/44		440	526,707
					854,237
Ecuador 2.3%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.750	06/02/23		400	374,253
Sr. Unsec’d. Notes	8.875	10/23/27		500	425,364
					799,617
Egypt 3.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	4.550	11/20/23		200	205,629
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	200	241,347
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	200	237,337

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt (cont’d.)
Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, MTN	7.500%	01/31/27		200	$ 229,070
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	286,502
					1,199,885
El Salvador 1.6%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27		325	356,572
Sr. Unsec’d. Notes	7.650	06/15/35		85	99,328
Sr. Unsec’d. Notes	7.750	01/24/23		45	49,826
Sr. Unsec’d. Notes	8.250	04/10/32		45	55,188
					560,914
Gabon 0.6%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	215,000
Ghana 1.9%
Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30		200	257,920
Sr. Unsec’d. Notes	7.875	03/26/27		200	214,170
Sr. Unsec’d. Notes, 144A	7.875	03/26/27		200	214,170
					686,260
Greece 0.8%
Hellenic Republic Government Bond, Bonds	3.000(cc)	02/24/37	EUR	200	284,632
Guatemala 0.6%
Guatemala Government Bond, Sr. Unsec’d. Notes	4.875	02/13/28		200	216,195
Honduras 0.6%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500	03/15/24		200	223,878
Hungary 0.6%
Hungary Government International Bond, Sr. Unsec’d. Notes	7.625	03/29/41		116	196,026

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
India 0.6%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	3.250%	01/15/30		200	$ 201,853
Indonesia 2.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	115,155
Sr. Unsec’d. Notes	7.750	01/17/38		160	247,178
Sr. Unsec’d. Notes	8.500	10/12/35		150	241,143
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	134,195
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	146,820
					884,491
Iraq 1.3%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		250	240,263
Sr. Unsec’d. Notes	6.752	03/09/23		200	201,621
					441,884
Ivory Coast 0.9%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	6.375	03/03/28		200	215,924
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	100	112,815
					328,739
Jamaica 1.1%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.625	07/09/25		225	267,456
Sr. Unsec’d. Notes	8.000	03/15/39		100	137,686
					405,142
Jordan 0.6%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375	10/10/47		200	220,278
Kazakhstan 0.8%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		200	299,693

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Kenya 1.2%
Kenya Government International Bond,
Sr. Unsec’d. Notes	6.875%	06/24/24	200	$ 216,933
Sr. Unsec’d. Notes	8.250	02/28/48	200	215,623
				432,556
Lebanon 0.8%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23	102	40,069
Sr. Unsec’d. Notes	6.650	04/22/24	52	19,515
Sr. Unsec’d. Notes	6.750	11/29/27	20	7,439
Sr. Unsec’d. Notes	7.000	04/22/31	35	12,789
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22	65	26,014
Sr. Unsec’d. Notes, EMTN	6.250	05/27/22	115	45,842
Sr. Unsec’d. Notes, EMTN	6.400	05/26/23	150	59,066
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29	40	14,666
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30	150	54,810
				280,210
Mexico 0.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110	126	156,608
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	82	110,221
				266,829
Mongolia 0.6%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125	12/05/22	200	202,770
Mozambique 0.5%
Mozambique International Bond, Unsec’d. Notes	5.000	09/15/31	200	192,000
Namibia 0.6%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250	10/29/25	200	210,015
Nigeria 1.8%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25	200	226,224

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Nigeria (cont’d.)
Nigeria Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.747%	01/21/31	200	$ 223,584
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	201,178
				650,986
Oman 1.8%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	200	202,474
Sr. Unsec’d. Notes	6.500	03/08/47	225	222,192
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	199,729
				624,395
Pakistan 1.8%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	09/30/25	370	419,036
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	5.625	12/05/22	200	206,594
				625,630
Panama 1.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.700	01/26/36	220	317,139
Sr. Unsec’d. Notes	9.375	04/01/29	105	162,203
				479,342
Papua New Guinea 0.6%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	216,356
Peru 1.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	5.625	11/18/50	50	76,153
Sr. Unsec’d. Notes	6.550	03/14/37	75	113,696
Sr. Unsec’d. Notes	8.750	11/21/33	265	448,464
				638,313

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines 1.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes	6.375%	10/23/34		100	$ 145,444
Sr. Unsec’d. Notes	7.750	01/14/31		200	301,124
					446,568
Qatar 2.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes	5.103	04/23/48		400	531,020
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		205	262,157
					793,177
Romania 1.4%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		86	102,779
Sr. Unsec’d. Notes, 144A	3.375	01/28/50	EUR	15	17,656
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		44	52,585
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	23	32,720
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	78	104,289
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		136	181,907
					491,936
Russia 1.7%
Russian Foreign Bond, Sr. Unsec’d. Notes	5.625	04/04/42		200	268,444
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	12.750	06/24/28		200	347,875
					616,319
Saudi Arabia 1.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		200	257,379
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		200	247,315
					504,694
Senegal 0.6%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48		205	210,357

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa 1.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.875%	04/14/26		200	$ 209,979
Sr. Unsec’d. Notes	6.250	03/08/41		230	250,821
					460,800
Sri Lanka 3.3%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	01/18/22		200	202,850
Sr. Unsec’d. Notes	6.200	05/11/27		200	190,827
Sr. Unsec’d. Notes	6.350	06/28/24		200	202,206
Sr. Unsec’d. Notes	6.850	11/03/25		550	557,905
					1,153,788
Turkey 4.4%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	5.375	10/24/23		200	204,422
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26		200	196,059
Sr. Unsec’d. Notes	5.750	05/11/47		200	193,171
Sr. Unsec’d. Notes	6.875	03/17/36		30	33,404
Sr. Unsec’d. Notes	7.250	12/23/23		200	222,940
Sr. Unsec’d. Notes	7.375	02/05/25		195	220,616
Sr. Unsec’d. Notes	7.625	04/26/29		400	465,595
					1,536,207
Ukraine 3.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		56	55,418
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	100	128,710
Sr. Unsec’d. Notes	7.750	09/01/21		205	218,100
Sr. Unsec’d. Notes	7.750	09/01/25		215	242,317
Sr. Unsec’d. Notes	7.750	09/01/26		150	170,232
Sr. Unsec’d. Notes	9.750	11/01/28		200	249,185

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		200	216,821
					1,280,783

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
United Arab Emirates 0.7%
Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250%	01/30/43	200	$ 232,108
Uruguay 1.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45	40	45,292
Sr. Unsec’d. Notes	4.975	04/20/55	25	31,119
Sr. Unsec’d. Notes	5.100	06/18/50	85	107,312
Sr. Unsec’d. Notes	7.625	03/21/36	185	283,967
				467,690
Venezuela 0.1%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	21,664
Zambia 0.4%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24	200	137,129

Total Sovereign Bonds (cost $25,818,916)				25,877,805

Total Long-Term Investments (cost $33,578,276)				33,839,416

	Shares
Short-Term Investment 2.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $802,580)(w)	802,580	802,580

TOTAL INVESTMENTS 98.3% (cost $34,380,856)		34,641,996
Other assets in excess of liabilities(z) 1.7%		590,543

Net Assets 100.0%		$ 35,232,539

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
MTN—Medium Term Note
OTC—Over-the-counter
PJSC—Public Joint-Stock Company

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	121	$ 83,185	$ 81,067	$ —	$ (2,118)
Expiring 04/17/20	Barclays Bank PLC	AUD	63	43,254	41,912	—	(1,342)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/04/20	Citibank, N.A.	BRL	179	$ 43,146	$ 41,858	$ —	$ (1,288)
Expiring 02/04/20	Citibank, N.A.	BRL	171	41,000	39,810	—	(1,190)
Expiring 02/04/20	Goldman Sachs International	BRL	116	27,800	27,167	—	(633)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	179	43,120	41,710	—	(1,410)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	181	43,374	42,299	—	(1,075)
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	188	45,000	43,885	—	(1,115)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	233	55,618	54,298	—	(1,320)
Canadian Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	46	34,600	34,598	—	(2)
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	47,580	60,000	59,415	—	(585)
Expiring 03/18/20	Barclays Bank PLC	CLP	39,367	51,000	49,159	—	(1,841)
Expiring 03/18/20	Barclays Bank PLC	CLP	36,000	46,000	44,954	—	(1,046)
Expiring 03/18/20	BNP Paribas S.A.	CLP	19,168	24,849	23,936	—	(913)
Expiring 03/18/20	Citibank, N.A.	CLP	64,145	80,000	80,101	101	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	31,729	40,000	39,622	—	(378)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	1,603	225,933	228,877	2,944	—
Expiring 02/14/20	Citibank, N.A.	CNH	570	81,300	81,461	161	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	1,366	194,750	195,102	352	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	293	41,852	41,907	55	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	793	113,000	113,206	206	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	284	40,402	40,581	179	—
Expiring 02/14/20	UBS AG	CNH	583	83,277	83,254	—	(23)
Expiring 02/14/20	UBS AG	CNH	560	79,650	79,895	245	—
Expiring 05/14/21	Citibank, N.A.	CNH	994	142,393	140,105	—	(2,288)
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	173,558	53,000	50,600	—	(2,400)
Expiring 03/18/20	BNP Paribas S.A.	COP	179,994	51,000	52,477	1,477	—
Expiring 03/18/20	BNP Paribas S.A.	COP	165,300	50,000	48,193	—	(1,807)
Expiring 03/18/20	Goldman Sachs International	COP	198,441	59,000	57,855	—	(1,145)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	176,930	52,000	51,584	—	(416)
Expiring 03/18/20	UBS AG	COP	134,873	40,240	39,322	—	(918)
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	3,395	149,485	149,276	—	(209)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	1,565	69,000	68,832	—	(168)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Egyptian Pound,
Expiring 03/18/20	Citibank, N.A.	EGP	436	$ 27,239	$ 27,209	$ —	$ (30)
Expiring 04/16/20	Citibank, N.A.	EGP	633	39,312	39,138	—	(174)
Expiring 04/16/20	Citibank, N.A.	EGP	451	27,981	27,895	—	(86)
Expiring 06/17/20	Citibank, N.A.	EGP	649	39,692	39,501	—	(191)
Euro,
Expiring 04/15/20	Citibank, N.A.	EUR	39	43,374	43,085	—	(289)
Hungarian Forint,
Expiring 04/15/20	Citibank, N.A.	HUF	15,799	52,000	52,091	91	—
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	6,936	97,000	96,306	—	(694)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	1,974	27,529	27,412	—	(117)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	9,464	130,019	131,421	1,402	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	3,035	42,191	42,143	—	(48)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	5,718	80,000	79,398	—	(602)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	5,626	79,000	78,123	—	(877)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	4,871	68,226	67,640	—	(586)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	3,086	42,818	42,854	36	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	2,982	41,639	41,404	—	(235)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	1,052	14,734	14,608	—	(126)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	1,181,069	84,000	85,100	1,100	—
Expiring 03/18/20	Barclays Bank PLC	IDR	593,387	43,251	42,756	—	(495)
Expiring 03/18/20	Citibank, N.A.	IDR	1,382,791	101,000	99,635	—	(1,365)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	988,560	72,000	71,229	—	(771)
Israeli Shekel,
Expiring 03/18/20	BNP Paribas S.A.	ILS	433	125,757	125,832	75	—
Japanese Yen,
Expiring 04/15/20	Barclays Bank PLC	JPY	4,716	43,146	43,702	556	—
Expiring 04/15/20	HSBC Bank USA, N.A.	JPY	12,164	111,277	112,731	1,454	—
Mexican Peso,
Expiring 03/18/20	Barclays Bank PLC	MXN	799	41,006	41,992	986	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	2,265	118,774	119,024	250	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	1,426	75,000	74,957	—	(43)
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	6,359	320,803	334,187	13,384	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	4,601	$ 152,000	$ 151,818	$ —	$ (182)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	6,386	211,000	210,727	—	(273)
Expiring 03/18/20	UBS AG	TWD	309	10,207	10,193	—	(14)
Peruvian Nuevo Sol,
Expiring 03/18/20	Citibank, N.A.	PEN	430	128,000	126,705	—	(1,295)
Philippine Peso,
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	6,270	123,000	122,610	—	(390)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	5,171	101,000	101,121	121	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	5,069	100,000	99,135	—	(865)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	574	150,525	148,178	—	(2,347)
Russian Ruble,
Expiring 03/18/20	Citibank, N.A.	RUB	2,780	45,000	43,265	—	(1,735)
Expiring 03/18/20	Goldman Sachs International	RUB	11,096	170,947	172,668	1,721	—
Expiring 03/18/20	Goldman Sachs International	RUB	10,242	157,819	159,385	1,566	—
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	2,758	42,900	42,924	24	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	2,640	41,852	41,085	—	(767)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	2,535	39,000	39,442	442	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	11,389	175,787	177,231	1,444	—
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	158	117,000	115,435	—	(1,565)
Expiring 03/18/20	Barclays Bank PLC	SGD	113	83,703	83,043	—	(660)
Expiring 03/18/20	Barclays Bank PLC	SGD	58	43,007	42,485	—	(522)
Expiring 03/18/20	BNP Paribas S.A.	SGD	153	113,000	112,173	—	(827)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	761	558,288	557,662	—	(626)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	83	61,544	61,116	—	(428)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	31	22,648	22,490	—	(158)
Expiring 03/18/20	The Toronto-Dominion Bank	SGD	156	116,000	114,655	—	(1,345)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	633	43,376	41,883	—	(1,493)
South Korean Won,
Expiring 03/18/20	Bank of America, N.A.	KRW	48,408	41,710	40,499	—	(1,211)
Expiring 03/18/20	Barclays Bank PLC	KRW	97,018	83,277	81,167	—	(2,110)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	174,766	148,851	146,213	—	(2,638)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	97,140	82,644	81,269	—	(1,375)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	49,842	42,768	41,699	—	(1,069)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	49,690	42,818	41,572	—	(1,246)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/18/20	Credit Suisse International	THB	4,637	$ 152,000	$ 148,928	$ —	$ (3,072)
Expiring 03/18/20	Goldman Sachs International	THB	3,492	113,000	112,150	—	(850)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	6,893	228,372	221,380	—	(6,992)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	2,654	86,777	85,240	—	(1,537)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	828	26,825	26,594	—	(231)
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	243	40,200	40,165	—	(35)
Expiring 03/18/20	Barclays Bank PLC	TRY	165	27,333	27,213	—	(120)
Expiring 03/18/20	Barclays Bank PLC	TRY	93	15,435	15,353	—	(82)
				$8,216,609	$8,176,562	30,372	(70,419)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	62	$ 42,997	$ 41,758	$ 1,239	$ —
Expiring 04/17/20	Barclays Bank PLC	AUD	61	41,576	40,617	959	—
Expiring 04/17/20	Citibank, N.A.	AUD	62	43,235	41,887	1,348	—
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	173	40,508	40,431	77	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	1,073	254,588	250,595	3,993	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	233	55,553	54,217	1,336	—
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	46	35,163	34,645	518	—
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	46,681	58,792	58,293	499	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	31,358	42,191	39,159	3,032	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	17,196	22,295	21,474	821	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	13,489	17,355	16,845	510	—
Expiring 03/18/20	Citibank, N.A.	CLP	31,567	41,000	39,419	1,581	—
Expiring 03/18/20	Citibank, N.A.	CLP	25,208	32,698	31,478	1,220	—
Expiring 03/18/20	Citibank, N.A.	CLP	21,596	27,812	26,968	844	—
Expiring 03/18/20	Citibank, N.A.	CLP	16,262	21,081	20,307	774	—
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	33,013	42,900	41,225	1,675	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	121,884	153,704	152,202	1,502	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	31,429	41,852	39,247	2,605	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	53,646	$ 69,000	$ 66,990	$ 2,010	$ —
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	102,994	129,650	128,614	1,036	—
Chinese Renminbi,
Expiring 02/14/20	Citibank, N.A.	CNH	1,133	163,000	161,777	1,223	—
Expiring 02/14/20	Citibank, N.A.	CNH	868	123,000	123,883	—	(883)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	735	105,000	104,959	41	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	797	113,000	113,737	—	(737)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	994	142,624	140,105	2,519	—
Colombian Peso,
Expiring 03/18/20	Goldman Sachs International	COP	80,405	24,200	23,442	758	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	905,181	261,281	263,904	—	(2,623)
Euro,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	437	489,304	487,372	1,932	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	78	86,777	87,204	—	(427)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	39	43,374	43,345	29	—
Expiring 11/03/20	Morgan Stanley & Co. International PLC	EUR	1,005	1,136,888	1,132,908	3,980	—
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	28,919	97,154	95,348	1,806	—
Indian Rupee,
Expiring 03/18/20	Citibank, N.A.	INR	5,944	82,000	82,540	—	(540)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	9,623	133,000	133,625	—	(625)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	2,804	38,850	38,937	—	(87)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	2,829	39,000	39,286	—	(286)
Indonesian Rupiah,
Expiring 03/18/20	Goldman Sachs International	IDR	4,540,098	318,224	327,130	—	(8,906)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,459,152	104,000	105,137	—	(1,137)
Israeli Shekel,
Expiring 03/18/20	Barclays Bank PLC	ILS	332	96,000	96,508	—	(508)
Expiring 03/18/20	Barclays Bank PLC	ILS	137	39,700	39,787	—	(87)
Expiring 03/18/20	Citibank, N.A.	ILS	132	38,200	38,260	—	(60)
Japanese Yen,
Expiring 04/15/20	Citibank, N.A.	JPY	4,242	39,250	39,312	—	(62)
Mexican Peso,
Expiring 03/18/20	Citibank, N.A.	MXN	1,867	94,000	98,117	—	(4,117)
Expiring 03/18/20	Citibank, N.A.	MXN	819	43,146	43,021	125	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	819	43,120	43,022	98	—
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	5,121	172,000	168,985	3,015	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/18/20	Barclays Bank PLC	TWD	3,821	$ 128,000	$ 126,094	$ 1,906	$ —
Expiring 03/18/20	Credit Suisse International	TWD	3,443	115,000	113,591	1,409	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	5,154	173,000	170,069	2,931	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	4,929	166,000	162,652	3,348	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	226	149,219	146,193	3,026	—
Peruvian Nuevo Sol,
Expiring 03/18/20	Goldman Sachs International	PEN	547	161,430	161,229	201	—
Expiring 03/18/20	Goldman Sachs International	PEN	400	120,000	117,873	2,127	—
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	1,121	21,994	21,928	66	—
Expiring 03/18/20	BNP Paribas S.A.	PHP	5,201	102,000	101,719	281	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	6,271	123,000	122,626	374	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	5,718	112,000	111,817	183	—
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	263	69,000	67,872	1,128	—
Russian Ruble,
Expiring 03/18/20	Citibank, N.A.	RUB	3,311	53,000	51,518	1,482	—
Expiring 03/18/20	Citibank, N.A.	RUB	3,020	47,000	46,998	2	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	2,949	47,000	45,890	1,110	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	2,577	41,700	40,096	1,604	—
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	168	124,000	123,311	689	—
Expiring 03/18/20	Goldman Sachs International	SGD	155	114,000	113,552	448	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	763	51,341	50,513	828	—
Expiring 03/18/20	BNP Paribas S.A.	ZAR	564	39,000	37,333	1,667	—
Expiring 03/18/20	Citibank, N.A.	ZAR	579	40,000	38,359	1,641	—
South Korean Won,
Expiring 03/18/20	Barclays Bank PLC	KRW	101,150	85,000	84,624	376	—
Expiring 03/18/20	Barclays Bank PLC	KRW	84,043	71,000	70,312	688	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	91,307	77,000	76,389	611	—
Expiring 03/18/20	Goldman Sachs International	KRW	128,728	108,050	107,696	354	—
Expiring 03/18/20	Goldman Sachs International	KRW	97,078	84,000	81,217	2,783	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	84,807	$ 73,350	$ 70,952	$ 2,398	$ —
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	3,142	104,000	100,916	3,084	—
Expiring 03/18/20	Citibank, N.A.	THB	2,985	99,000	95,861	3,139	—
Expiring 03/18/20	Credit Suisse International	THB	3,733	123,000	119,884	3,116	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	3,736	124,000	119,989	4,011	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	3,120	103,000	100,203	2,797	—
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	577	96,000	95,351	649	—
Expiring 03/18/20	Barclays Bank PLC	TRY	407	67,000	67,233	—	(233)
Expiring 03/18/20	Barclays Bank PLC	TRY	274	45,300	45,279	21	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TRY	123	21,004	20,393	611	—
				$8,558,430	$8,485,554	94,194	(21,318)
						$124,566	$(91,737)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
04/15/20	Buy	HUF	18,122	EUR	54	$—	$(69)	Barclays Bank PLC
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).